N-2 - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
		Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2025	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Cover [Abstract]
Entity Central Index Key					0001263994
Amendment Flag					false
Document Type					N-CSR
Entity Registrant Name					Reaves Utility Income Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

NOTE 2. RISKS

The Fund may have elements of risk, including the risk of loss of equity. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more broadly diversified investment.

Concentration Risk. The Fund invests a significant portion of its total assets in securities of utility companies, which may include companies in the electric, gas, water, and telecommunications sectors, as well as other companies engaged in other infrastructure operations. This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences affecting those sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the net asset value of common shares.

Risk of Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Market Disruption and Geopolitical Risk. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, wars, the imposition of tariffs, conflicts and social unrest, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or other key service providers.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 4. CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized.

The Fund has a registration statement on file with the SEC (the “Shelf Registration Statement”), pursuant to which the Fund may offer common shares, from time to time, in one or more offerings, up to a maximum aggregate offering price of $900,000,000 on terms to be determined at the time of the offering.

On September 5, 2024, the Fund entered into a distribution agreement (the “Distribution Agreement”) with Paralel Distributors LLC (“Paralel Distributors”), pursuant to which the Fund may offer and sell up to 10,000,000 of the Fund’s common shares from time to time through Paralel Distributors and a sub-placement agent in transactions deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended. The Distribution Agreement replaced a distribution agreement (the “Prior Distribution Agreement”) between the Fund and Paralel Distributors, which originally became effective September 19, 2022 and continued through September 2, 2024. Under the Prior Distribution Agreement, the Fund could offer and sell up to 16,065,000 of the Fund’s common shares under a prior shelf registration statement.

During the six months ended April 30, 2025, 1,420,229 common shares were sold totaling $44,661,349 in proceeds to the Fund, net of offering costs of $22,790. For the shares sold during the six months ended April 30, 2025, commissions totaling $451,368 were paid, of which $90,274 was retained by Paralel Distributors with the remainder paid to a sub-placement agent.

Offering costs paid as a result of the Fund’s Shelf Registration Statement but not yet incurred as of April 30, 2025 are approximately $368,711 and are reflected on the Statement of Assets and Liabilities as prepaid offering costs. Offering costs are charged to paid-in-capital upon the issuance of shares.

Transactions in common shares were as follows:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Common Shares outstanding - beginning of period	87,765,422	77,203,272
Common Shares issued from sale of shares	1,420,229	10,275,816
Common Shares issued as reinvestment of dividends	44,882	286,334
Common Shares outstanding - end of period	89,230,533	87,765,422

Long Term Debt [Table Text Block]

NOTE 5. BORROWINGS

The Fund has entered into a Credit Agreement with State Street Bank and Trust Company. Under the terms of the Credit Agreement, the Fund is allowed to borrow up to $800,000,000 (“Commitment Amount”). Interest is charged at a rate of the one month SOFR (“Secured Overnight Financing Rate”) plus 0.65%. Borrowings under the Credit Agreement are secured by all or a portion of assets of the Fund that are held by the Fund’s custodian in a memo-pledged account (the “pledged collateral”). Under the terms of the Credit Agreement, a commitment fee applies when the amount outstanding is less than 80% of the Commitment Amount. This commitment fee is equal to 0.15% times the Commitment Amount less the amount outstanding under the Credit Agreement and is computed daily and payable quarterly in arrears.

For the six months ended April 30, 2025, the average amount borrowed under the Credit Agreement was $702,375,691, at an average rate of 5.08%. As of April 30, 2025, the amount of outstanding borrowings was $710,000,000, the interest rate was 4.97% and the value of pledged collateral was $1,420,002,245.

Document Period End Date					Apr. 30, 2025
Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk. The Fund invests a significant portion of its total assets in securities of utility companies, which may include companies in the electric, gas, water, and telecommunications sectors, as well as other companies engaged in other infrastructure operations. This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences affecting those sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the net asset value of common shares.

Risk of Foreign Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, wars, the imposition of tariffs, conflicts and social unrest, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or other key service providers.

Borrowings Outstanding [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 710,000	$ 650,000	$ 520,000	$ 710,000	$ 500,000	$ 450,000	$ 345,000	$ 445,000	$ 445,000	$ 320,000	$ 320,000	$ 320,000
Senior Securities Coverage per Unit	[1]	$ 5,093	$ 5,401	$ 4,642	$ 5,093	$ 4,989	$ 5,796	$ 5,811	$ 5,000	$ 4,472	$ 6,040	$ 4,489	$ 3,747
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price		32.78	32.52	24.56	32.78	27.62	33.96	31.45	37.09	30.36	31.02	30.00	29.67
NAV Per Share		$ 32.57	$ 32.60	$ 24.53	$ 32.57	$ 27.71	$ 33.09	$ 30.77	$ 36.52	$ 31.74	$ 33.14	$ 32.53	$ 30.29	$ 32.71
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		89,230,533	87,765,422	77,203,272

[1]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Leverage Facility) from the Fund’s total assets and dividing by the principal amount of the Leverage Facility and then multiplying by $1,000.